PROCESSING AND SERVICING COSTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
PROCESSING AND SERVICING COSTS
Cloud service fee	$ 259,483		$ 209,573	$ 181,241
Market information and data fee	155,351		125,068	82,026
System cost	69,768		75,812	58,709
Data transmission fee	60,306		57,365	44,718
Others	33,551		18,965	9,210
Total	$ 578,459	$ 74,321	$ 486,783	$ 375,904